Provisions for tax, labor and civil risks (Details 3 - Textuals) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Provisions for tax, labor and civil risks
Estimated financial effect of contingent liabilities	R$ 75,655	R$ 66,725
Differences in the tax classification and rates of SMS A2P services
Provisions for tax, labor and civil risks
Estimated financial effect of contingent liabilities	23,161	21,867
Debit of municipal tax (ISSQN)
Provisions for tax, labor and civil risks
Estimated financial effect of contingent liabilities	7,510	6,736
Fine imposed by the Brazilian federal tax authority
Provisions for tax, labor and civil risks
Estimated financial effect of contingent liabilities	40,640	37,396
Labor
Provisions for tax, labor and civil risks
Estimated financial effect of contingent liabilities	2,551	68
Civil
Provisions for tax, labor and civil risks
Estimated financial effect of contingent liabilities	R$ 961	R$ 633